1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Restricted Cash: Schedule of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Details
Cash and cash equivalents	$ 51,934	$ 10,280	$ 30,566
Restricted cash	6,525	3,746	4,678
Total cash, cash equivalents and restricted cash	$ 58,459	$ 14,026	$ 35,244